Reporting entity	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Reporting entity

(1)	Reporting entity
Avianca Holdings S.A. (the “Group” or “Avianca Holdings S.A.”), a Panamanian corporation whose registered address is at Calle Aquilino de la Guardia No. 8 IGRA Building, Panama City, Republic of Panama, was incorporated on October 5, 2009 under the name SK Holdings Limited in and under the laws of the Commonwealth of the Bahamas. Subsequently, the Company changed its corporate name as follows on March 10, 2010 to AviancaTaca Limited, on January 28, 2011 to AviancaTaca Holding, S.A and on March 3, 2011 changed its registered offices to Panama. In 2011, AviancaTaca listed its shares in the Bolsa de Valores de Colombia (“BVC”) and was listed as PFAVTA: CB. On March 21, 2013, the Company changed its legal name from AviancaTaca Holding S.A. to Avianca Holdings S.A. and its listing name to PFAVH: CB. On November 6, 2013, the Company listed its shares on the New York Stock Exchange (NYSE) and was list as AVH.
Synergy Aerospace Corp currently has the majority of the Group’s shareholding through BRW Aviation LLC, which is the Group’s direct controller. Since May 24, 2019, Kingsland Holdings Limited, through its ownership of ordinary shares of Avianca Holdings and authority to vote the ordinary shares of Avianca Holdings S.A. owned by BRW Aviation LLC, has effective control of Avianca.

Debtor in Possession
Avianca Holdings S.A. and certain of its subsidiary companies “the Debtors” filed, on May 10, 2020 and September 21, 2020 voluntary petitions under chapter 11 of the Bankruptcy Code (11 U.S.C. § 101, et. seq.) with the United States Bankruptcy Court for the Southern District of New York, which cases are being jointly administered under Case
No. 20-11133
(MG). LifeMiles
™
, Avianca’s loyalty program is administered by a separate company and is not part of the Chapter 11. Certain actions, including enforcement of claims against the Debtors that were in existence before the filing of the petitions are stayed while the Debtors continue their business operations as debtor-in-possession.
The Company currently operates as Debtor in Possession under the jurisdiction of the bankruptcy court and the provisions of the bankruptcy code. In general, as Debtor in Possession, the Company is authorized to continue operating as a going concern but cannot engage in transactions outside the ordinary course of its operation without prior court approval. The bankruptcy court guarantees some relief, among others, obligations to (i) employees, (ii) tax authorities, (iii) insurance companies, (iv) independent contractors for improvement projects, (v) foreign suppliers, (vi) other airlines under certain agreements, and (vii) certain suppliers considered critical to the operation of the Company.
The following are the significant subsidiaries in the Group included within these consolidated financial statements:

Name of Subsidiary	Country of Incorporation	Ownership Interest%
		2020	2019
Avianca Ecuador S.A.	Ecuador	99.62%	99.62%
Aerovias del Continente Americano S.A. (Avianca)	Colombia	99.98%	99.98%
Avianca, Inc.	U.S.	100%	100%
Avianca Leasing, LLC.	U.S.	100%	100%
Grupo Taca Holdings Limited.	Bahamas	100%	100%
Latin Airways Corp.	Panamá	100%	100%
LifeMiles Ltd.	Bermuda	89.90%	70%
Avianca Costa Rica S.A.	Costa Rica	92.42%	92.42%
Taca International Airlines, S.A.	El Salvador	96.83%	96.83%
Tampa Cargo Logistics, Inc.	U.S.	100%	100%
Tampa Cargo S.A.S.	Colombia	100%	100%
Technical and Training Services, S.A. de C.V.	El Salvador	99%	99%
Regional Express Américas S.A.S.	Colombia	100%	100%
Vu–Marsat S.A.	Costa Rica	100%	100%
The Group through its subsidiaries is a provider of domestic and international, passenger and cargo air transportation, both in the domestic markets of Colombia, Ecuador, Costa Rica and Nicaragua and international routes serving North, Central and South America, Europe, and the Caribbean. The Group has entered into a number of bilateral code share alliances with other airlines (whereby selected seats on one carrier’s flights can be marketed under the brand name and commercial code of the other), expanding travel choices to customers worldwide. Marketing alliances typically include joint frequent flyer program participation; coordination of reservations, ticketing, passenger check in and baggage handling; transfer of passenger and baggage at any point of connectivity, among others. The code-share agreements currently in place with other airlines include Air Canada, Aeromexico, United Airlines, Copa Airlines, Silver Airways, Iberia, Lufthansa, All Nippon Airways, Singapore Airlines, Eva Airways, Air China, Etihad Airways, Turkish Airlines, Air India, Azul Linhas Aéreas Brasileiras and GOL Linhas Aéreas Inteligentes, Avianca, Taca International (as well as Taca affiliates) and Avianca Ecuador are members of Star Alliance, which give customers access to destinations and services offered by Star Alliance network. Star Alliance members include several of the world’s most recognized airlines, including Lufthansa, United Airlines, Thai Airways, Air Canada, TAP, Singapore Airlines, among others, as well as smaller regional airlines. All of them are committed to meeting the highest standards in terms of security and customer service.
Cargo operations are carried out by our subsidiaries and affiliates, including Tampa Cargo S.A.S. with headquarters in Colombia and Aerotransporte de Carga Union S.A. de C.V. The Group also undertakes cargo operations through the use of hold space on passenger flights and dedicated freight aircraft. In certain of the airport hubs, the Group performs ground operations for third-party airlines. Additionally, an important part of the cargo business is carried by the companies that operate passenger air transportation.

The Group owns and operates a coalition loyalty program called LifeMiles (the “Program”), which is also the frequent flyer Program for the airline subsidiaries of AVH. LifeMiles sells loyalty currency (“Miles”) to its commercial partners and Program members, including to AVH airlines and other airline partners from the Star Alliance network, and collects incentive, fees from partners and members of the Program for certain transactions. These partners in turn use Miles to reward their customers, increasing loyalty for their brands. For instance, partner airlines reward passengers with Miles whenever they fly, financial partners reward cardholders with Miles when they spend with their credit cards, and retail partners reward customers with Miles when they purchase merchandise or other goods and services. Miles earned can be exchanged for flights with Avianca, airline members of Star Alliance and other air partners, as well as for other commercial partners’ products and services such as hotel nights, car rentals and retail merchandise, among other rewards.
Subsidiary liquidation
Parallel to its filing of Chapter 11 in the US, the group began the liquidation of its operations in Peru in accordance with local laws. For the year ended December 31, 2020, the Group made the decision to liquidate the subsidiary detailed below:
Avianca Perú S.A.
On December 31, 2020, the Group defined it will carry out the definitive liquidation of the assets and liabilities of
Avianca Perú S.A.
, as a result of this transaction, the Group lost control and stopped consolidating the financial statements of
Avianca Perú S.A.
as of December 31, 2020.
The following is the summary of the movements in the consolidated financial statements due to the liquidation and the corresponding loss of control of
Avianca Perú S.A.

Avianca Perú S.A.
Cash amount in the company	$1,778
Amount of company assets, without cash	36,768
Amount of liabilities in the company	(12,325)

Total net assets of the subsidiary	26,221

Loss on liquidation of subsidiary	$26,221

The total amount of cash from losing control of the subsidiaries is reported in the statement of net cash flows of cash and cash equivalents disposed of as part of said transaction for a net value of $ 1,778.
Sale of subsidiaries
For the years ended December 31, 2019 and 2018, the Group signed two sale agreements that are detailed below:
Turboprop Leasing Company and Aerotaxis La Costeña S.A.
On April 22, 2019, the Group through its subsidiaries Grupo Taca Holdings Limited (“GTH”) and Nicaragüense de Aviación S.A. (“NICA”) sold all GTH shares in Turboprop Leasing Company Ltd. (“Turbo”), and all NICA shares in Aerotaxis La Costeña S.A. (“La Costeña”), respectively, to Regional Airline Holding LLC (the “Buyer”).
As a result of the transaction, the Group lost control and ceased to consolidate the financial statements of Turboprop Leasing Company Ltd. and Aerotaxis La Costeña S.A. on May 31, 2019.
The following is the summary of the movements in the consolidated financial statements due to the sale and the corresponding loss of control of Turbo Leasing Company Ltd. and Aerotaxis La Costeña S.A.

	Turboprop Leasing Company Ltd.	Aerotaxis La Costeña S.A.	Total Sale
Cash amount in the company	$8,876	$2,889	$11,765
Amount of company assets, without cash	28,632	6,928	35,560
Amount of liabilities in the company	(19,507)	(3,729)	(23,236)

Total net assets of the subsidiary	18,001	6,088	24,089
Noncontrolling interest	(5,769)	(1,943)	(7,712)

Participation of GTH / Nicaragüense de Aviación	$12,232	$4,145	$16,377

Consideration received in cash	6,425	4,465	10,890

Loss / gain on sale of subsidiaries	$(5,807)	$320	$(5,487)

The total amount of cash paid for losing control of the subsidiaries is reported in the statement of net cash flows of cash and cash equivalents disposed of as part of said transaction for a net payment of $ 875.
Getcom Int’l Investments SL
On December 28, 2018, Avianca Holdings signed an agreement for the sale and transfer of its stake and control in Getcom Int’l Investments SL, a company incorporated in Spain, to Seger Investments, Corp, a company domiciled in Panama, which already owned a 50% stake in Getcom Int’l Investments SL. In accordance with the terms of said agreement, the Company and the Buyer also made the sale on this date.

As a result of the transaction, the Group lost control and stopped consolidating the financial statements of Getcom Int’l Investments S.L. on December 31, 2018.
The following is a summary of the movements in the financial statements due to the sale and the corresponding loss of control of Getcom Int’l Investments S.L:

Cash amount at Getcom Int’l Investments S.L.	$1,764
Amount of assets of Getcom Int’l Investments S.L., without cash	20,561
Amount of liabilities at Getcom Int’l Investments S.L.	(6,980)

Total net assets of the subsidiary	$15,345
noncontrolling interest	(7,674)

AVH participation	7,671

Consideration Received:
Part of the consideration consisting of cash	18,000
Part of the consideration consisting of accounts receivable	250

Fair value of the consideration received	$18,250

Gain on sale of subsidiary	$10,579

As of December 31, 2020, and 2019, Avianca Holdings S.A. had a total fleet consisting of:

	December 31, 2020			December 31, 2019
Aircraft	Owned/ Financial Lease	Operating Lease (1)	Total	Owned/ Financial Lease	Operating Lease	Total
Airbus A-319	23	2	25	23	4	27
Airbus A-320	22	33	55	31	26	57
Airbus A-320 NEO	3	7	10	3	7	10
Airbus A-321	5	6	11	7	6	13
Airbus A-321 NEO	—	2	2	—	2	2
Airbus A-330	1	6	7	3	7	10
Airbus A-330F	6	—	6	6	—	6
Airbus A-300F	3	—	3	5	—	5
Boeing 787-8	8	5	13	8	5	13
Boeing 787-9	—	1	1	—	1	1
ATR-72	11	—	11	15	—	15
Boeing 767F	2	—	2	2	—	2
Embraer E-190	—	—	—	10	—	10

	84	62	146	113	58	171

(1)	Operating leases increase from 2019 to 2020, due to the acquisition of operating aircraft under lease (Sale and Lease Back).